Shareholder Fees {- Fidelity® SAI Emerging Markets Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity SAI Emerging Markets Index Fund PRO-09 | Fidelity® SAI Emerging Markets Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none